Vessels, net:	12 Months Ended
Dec. 31, 2020
Vessels, Net
Vessels, net:

4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2018	$1,167,909	$(220,532)	$947,377
Depreciation	—	(30,680)	(30,680)
Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Depreciation	—	(31,797)	(31,797)
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900

As of December 31, 2020, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.